LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities
The components of lease costs, lease term and discount rate are as follows:

US dollars
Year Ended
(in thousands)	December 31, 2019

Operating lease cost:
Office and warehouse space	2,031
Base stations	546
Vehicle	533
Others	1,030
4,140
Weighted Average Remaining Lease Term (years):
Office space	6.3
Base stations	6.0
vehicle	1.4
Others	2.7

Weighted Average Discount Rate (%):
Office space	5.26
Base stations	2.13
vehicle	9.17
Others	7.83

Schedule of Supplemental Cash Flow Information Related Operating Leases
Supplemental cash flow information related to operating leases was as follows:

US dollars
Year Ended
(in Million)	December 31, 2019

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	4.0

Right-of-use assets obtained in exchange for lease obligations (non-cash):	7.1
Operating leases

Schedule of Minimum lease Payments
The following is a schedule, by years, of maturities of operating lease liabilities as of December 31, 2019:

US dollars
December 31, 2019

Period:
2020	3,634
2021	2,381
2022	1,678
2023	1,565
2024	1,315
Thereafter	2,988
Total operating lease payments	13,561
Less: imputed interest	(935)
Present value of lease liabilities	12,626